Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Goodwill and intangible assets

13. Goodwill and intangible assets

EURm	Goodwill	Intangible assets	Total
Acquisition cost at 1 January 2021	6 182	9 187	15 369
Translation differences	307	325	632
Additions	–	15	15
Acquisitions through business combinations(1)	63	24	87
Disposals and retirements	–	(52)	(52)
Acquisition cost at 31 December 2021	6 552	9 499	16 051
Accumulated amortization and impairment charges at 1 January 2021	(1 108)	(7 234)	(8 342)
Translation differences	(13)	(243)	(256)
Disposals and retirements	–	47	47
Amortization	–	(449)	(449)
Accumulated amortization and impairment charges at 31 December 2021	(1 121)	(7 879)	(9 000)
Net book value at 1 January 2021	5 074	1 953	7 027
Net book value at 31 December 2021	5 431	1 620	7 051
Acquisition cost at 1 January 2022	6 552	9 499	16 051
Translation differences	247	249	496
Additions	–	49	49
Disposals and retirements	–	(19)	(19)
Acquisition cost at 31 December 2022	6 799	9 778	16 577
Accumulated amortization and impairment charges at 1 January 2022	(1 121)	(7 879)	(9 000)
Translation differences	(11)	(190)	(201)
Disposals and retirements	–	19	19
Amortization	–	(465)	(465)
Accumulated amortization and impairment charges at 31 December 2022	(1 132)	(8 515)	(9 647)
Net book value at 1 January 2022	5 431	1 620	7 051
Net book value at 31 December 2022	5 667	1 263	6 930

(1)   In 2021, Nokia acquired 100% ownership interest in Zyzyx, Inc. Goodwill of this acquisition was allocated to the Network Infrastructure operating segment.

Net book value of intangible assets by type of asset(1):

EURm	2022	2021
Customer relationships	923	1 178
Patents and licenses	151	183
Technologies and IPR&D	83	133
Tradenames and other	106	126
Total	1 263	1 620

(1)   The largest movements are due to amortization and translation differences, with the exception of Technologies and IPR&D, which included acquired technology EUR 24 million in 2021.

At 31 December 2022, the weighted average for the remaining amortization periods is approximately three years for customer relationships, four years for patents and licenses, two years for technologies and IPR&D, and four years for tradenames and others.

Goodwill

Nokia has allocated goodwill to the operating segments corresponding to groups of cash-generating units (CGUs) that are expected to benefit from goodwill in line with Nokia’s operational and reporting structure. Refer to Note 5, Segment information.

Allocation of goodwill

The following table presents the allocation of goodwill to groups of CGUs at 31 December:

EURm	2022	2021
Network Infrastructure	2 812	2 690
Mobile Networks	2 284	2 191
Cloud and Network Services	571	550

Recoverable amounts

The recoverable amounts of the groups of CGUs were based on fair value less costs of disposal that was determined using a level 3 fair value measurement based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts were based on financial plans approved by management covering an explicit forecast period of three years.

Seven additional years of cash flow projections subsequent to the explicit forecast period of three years reflect a gradual progression towards the steady state cash flow projections modeled in the terminal year. The terminal growth rate assumptions reflect long-term average growth rates for the industries and economies in which the groups of CGUs operate. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. Other key variables in future cash flow projections include assumptions on estimated sales growth, gross margin and operating margin. All cash flow projections are consistent with market participant assumptions.

Terminal growth rate and post-tax discount rate applied in the impairment test for the groups of CGUs:

Key assumption %	Terminal growth rate		Post-tax discount rate
	2022	2021	2022	2021
Network Infrastructure	1.6	1.4	9.0	7.7
Mobile Networks	1.3	1.2	7.7	7.7
Cloud and Network Services	1.8	1.6	7.0	6.9

The results of the impairment testing indicate adequate headroom for each group of CGUs in 2022.